VESSELS UNDER FINANCE LEASE, NET - Schedule of Purchase Options (Details) $ in Thousands	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 vessel	Dec. 31, 2015 vessel
Lessee, Lease, Description [Line Items]
Number of vessels under capital lease | vessel	8	1	8
Golden Eclipse [Member]
Lessee, Lease, Description [Line Items]
Purchase option net of sellers credit	$ 33,550
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Lessee, Lease, Description [Line Items]
Purchase option net of sellers credit	$ 112,000